(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
December 31, 2001


Merrill Lynch
Ready Assets
Trust


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust, December 31, 2001


DEAR SHAREHOLDER


For the year ended December 31, 2001, Merrill Lynch Ready Assets
Trust paid shareholders a net annualized dividend of 3.81%.* For the six-month period ended December 31, 2001, the Trust paid shareholders a net annualized dividend of 2.75%.* The Trust's 7-day yield as of December 31, 2001 was 1.82%.

The average portfolio maturity for Merrill Lynch Ready Assets
Trust at December 31, 2001 was 85 days, compared to 80 days at June 30, 2001.


The Environment
Economic activity has continued to slow since the first quarter of 2001, with the consensus that the economy is currently in a recession. Business capital expenditures have fallen to extremely low levels with the buildup of excess capacity. Previously, consumer activity kept gross domestic product growth barely positive, however, the events of September 11, 2001 and the continuing deterioration of labor market conditions slowed retail spending. Despite recent improvement, the inability of corporate earnings to consistently meet expectations throughout the period has prevented any sustained recovery in the equity markets. Thus, the short end of the fixed-income market has been viewed as a safe haven for investors.

In early December, the Federal Reserve Board delivered a 25 basis point (0.25%) cut in the Federal Funds rate to 1.75% and stated that economic activity remained soft with underlying inflation likely to drift lower. However, the Federal Reserve Board hedged their potentially aggressive message by acknowledging that weakness in demand showed some signs of abating.


Portfolio Matters
Early in the period, with the Federal Reserve Board in the middle of its easing cycle, we maintained our average life in the 70-day - 80-day range. We utilized a barbell investment strategy that allowed us to take advantage of high interest rates in the short end of the yield curve as well as the potential appreciation of longer-dated fixed securities with maturities between one year - two years. We favored bank product in the one-year sector earlier in the period, however, toward the middle of the year abundant agency issuance across the curve drove spreads between agency and Treasury issues wider, providing greater relative value. Recently, there have been early signs of an economic recovery. Accordingly, we favor variable rate securities, as we are unwilling to incur significant interest rate risk at current levels. Rallies in bond prices are presently viewed as selling opportunities for longer securities, as we look to shift our exposures into the three-month sector and target a more defensive duration of 60 days.

Going forward, while we remain constructive, we have become increasingly wary of longer maturities as the two-year sector typically absorbs the brunt of the selloff when market momentum begins to shift. This is evidenced most clearly in the return to a positively sloped US Treasury yield curve. Also, the current narrowing of quality spreads has lessened our interest in the floating rate note market as we await an increase in new issuance to drive spreads wider. Until that time, we remain comfortable investing in the front end of the yield curve, assessing value on the assumption that the easing of monetary policy by the Federal Reserve Board may soon be coming to a close.

The Trust's composition at the end of December and as of our last report to shareholders is detailed below:


                                            12/31/01     6/30/01
                                            --------     -------

Bank Notes                                     0.6%         0.4%
Certificates of Deposit                        --           0.4
Certificates of Deposit--European              5.6          5.0
Certificates of Deposit--Yankee++             10.3         15.2
Commercial Paper                              44.3         43.3
Corporate Notes                                7.7          6.3
Funding Agreements                             3.7          3.3
Promissory Notes                               2.1          3.3
Repurchase Agreements                          0.1          --
US Government, Agency & Instrumentality
  Obligations--Discount                        4.8         11.5
US Government, Agency & Instrumentality
  Obligations--Non-Discount                   19.8         11.0
Other Assets Less Liabilities                  1.0          0.3
                                             ------       ------
Total                                        100.0%       100.0%
                                            =======       ======

++US branches of foreign banks.
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.



Merrill Lynch Ready Assets Trust, December 31, 2001


In Conclusion
We appreciate your investment in Merrill Lynch Ready Assets Trust, and we look forward to sharing our investment outlook with you in our next report to shareholders.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager



February 6, 2002


The Fund's transfer agency fee schedule has been amended. Under the revised schedule, the fees payable to Financial Data Services, Inc., the transfer agent for the Fund, now range from $16 to $23 per shareholder account (depending upon the level of service required) or 0.10%of account assets for certain accounts that participate in certain fee-based programs.



PROXY RESULTS

During the six-month period ended December 31, 2001, Merrill Lynch
Ready Assets Trust shareholders voted on the following proposal. The proposal was approved at a shareholders' meeting on October 15, 2001. The description of the proposal and number of shares voted are as follows:

                                                         Shares Voted      Shares Voted   Shares Voted       Broker
                                                             For             Against        Abstain         Non-Vote
1. To change the Trust's Investment Restrictions:
     Real Estate                                         3,148,498,416     375,818,645    301,831,539    2,287,714,901
     Underwriting of Securities                          3,149,737,148     374,270,645    302,140,807    2,287,714,901
     Borrowing                                           3,139,175,388     383,219,424    303,753,787    2,287,714,902
     Commodities                                         3,141,923,062     381,339,131    302,886,407    2,287,714,901
     Lending                                             3,149,935,251     374,511,326    301,702,022    2,287,714,902
     Diversification                                     3,150,956,017     373,483,160    301,709,423    2,287,714,901
     Industry Concentration                              3,150,356,867     374,022,607    301,769,106    2,287,714,901
     Senior Securities                                   3,151,625,125     372,821,453    301,702,022    2,287,714,901
     Short Sales                                         3,145,310,263     379,078,048    301,760,289    2,287,714,901
     Margin                                              3,144,811,733     379,545,241    301,791,625    2,287,714,902
     Puts and Calls                                      3,145,080,290     379,260,126    301,808,184    2,287,714,901
     Securities Lending                                  3,148,646,949     375,734,314    301,767,337    2,287,714,901
     Securities Other Than Described in Prospectus
     as Investment Objective and Policies                3,147,896,703     376,549,874    301,702,022    2,287,714,902
     Transfer Security for Indebtedness                  3,147,421,417     376,945,519    301,781,664    2,287,714,901
     Repurchase Agreements                               3,149,217,634     375,228,944    301,702,022    2,287,714,901
     Exercising Management or Control                    3,148,668,221     375,718,687    301,761,692    2,287,714,901
     Securities of Other Investment Companies            3,148,433,356     375,841,259    301,873,985    2,287,714,901
     Illiquid of Restricted Securities                   3,142,572,228     381,750,235    301,826,137    2,287,714,901
     Reverse Repurchase Agreements                       3,146,902,215     377,429,885    301,816,500    2,287,714,901


Merrill Lynch Ready Assets Trust, December 31, 2001


SCHEDULE OF INVESTMENTS                                                                    (in Thousands)

                                                      Face       Interest       Maturity
Issue                                                Amount       Rate*           Date            Value
Bank Notes--0.6%

US Bank, NA                                         $ 37,500      2.07++%        7/19/2002      $  37,540

Total Bank Notes (Cost--$37,540)                                                                   37,540


Certificates of Deposit--European--5.6%

Abbey National Treasury Services PLC, London          20,000      4.31           5/01/2002         20,158

Bank of Scotland, London                              20,000      5.21           1/31/2002         20,051
                                                      20,000      5.10           2/04/2002         20,056
                                                      25,000      3.54           9/04/2002         25,245

Barclays Bank PLC, London                             30,000      4.29           4/25/2002         30,225
                                                      15,000      4.11           5/20/2002         15,125

Bayerische Hypo-und Vereinsbank AG, London            25,000      5.02           2/05/2002         25,071

Citibank NA, London                                   40,000      5.91           1/04/2002         40,008

Deutsche Bank AG, London                              25,000      4.06           7/12/2002         25,276

National Australia Bank Limited, London               24,000      5.41           1/08/2002         24,014

Svenska Handelsbanken AB, London                      15,000      5.33           1/14/2002         15,016
                                                      25,000      4.22           5/17/2002         25,214
                                                      25,000      4.05           6/17/2002         25,240

Westdeutsche Landesbank Girozentrale,                 25,000      3.76           1/10/2002         25,010
London

Total Certificates of Deposit--European (Cost--$334,006)                                          335,709


Certificates of Deposit--Yankee--10.3%

ABN-AMRO Bank NV, NY                                  35,000      5.645          1/07/2002         35,017

Barclays Bank PLC, NY                                 30,000      1.82++         1/02/2002         30,000

Bayerische Hypo-und Vereinsbank AG, NY                25,000      4.27           4/23/2002         25,183

Canadian Imperial Bank of Commerce, NY                25,000      3.86           7/23/2002         25,263
                                                      40,000      3.55           9/20/2002         40,399
                                                      84,500      1.813++       12/16/2002         84,464
                                                      23,000      2.48          12/30/2002         23,017

Commerzbank AG, NY                                    15,000      4.32           4/23/2002         15,112

Credit Agricole Indosuez, NY                          50,000      3.665          8/20/2002         50,516


                                                      Face       Interest       Maturity
Issue                                                Amount       Rate*           Date            Value
Certificates of Deposit--Yankee (concluded)

Credit Suisse First Boston International            $ 50,000      1.81 %         1/11/2002      $  50,000
Ltd., NY                                              50,000      1.80           1/14/2002         50,000

Merita Bank PLC, NY                                   13,000      4.75           4/22/2002         13,113
                                                      25,000      4.07           5/13/2002         25,195

Svenska Handelsbanken AB, NY                          25,000      3.635          8/29/2002         25,259

Toronto-Dominion Bank, NY                             30,000      5.28           1/16/2002         30,036
                                                      20,000      4.045          7/30/2002         20,238

UBS AG, Stamford                                      20,000      3.855          6/21/2002         20,178

Westdeutsche Landesbank Girozentrale, NY              55,000      1.91           2/13/2002         55,008

Total Certificates of Deposit--Yankee (Cost--$615,509)                                            617,998


Commercial Paper--44.3%

Amsterdam Funding Corp.                               35,000      2.08           1/02/2002         35,000
                                                      25,000      1.80           1/16/2002         24,982
                                                      25,000      1.88           1/23/2002         24,973
                                                      22,000      1.82           3/20/2002         21,913

Apreco, Inc.                                           9,000      1.83           1/03/2002          8,999

Aspen Funding Corp.                                   50,000      2.08           1/08/2002         49,984
                                                      10,000      2.05           1/11/2002          9,995
                                                      40,000      1.79           3/20/2002         39,842

Asset Securitization Cooperative Corp.                40,000      2.00           1/08/2002         39,987
                                                      15,000      2.00           1/09/2002         14,994
                                                      30,000      2.05           1/15/2002         29,978
                                                      38,500      1.96++         5/28/2002         38,500

Banco Itau SA                                         15,000      3.60           1/22/2002         14,983

Banco Rio de la Plata SA                              25,000      3.65           3/07/2002         24,917

Blue Ridge Asset Funding Corp.                        23,905      2.05           1/15/2002         23,887
                                                      22,000      1.85           1/31/2002         21,967

CC (USA) Inc.                                         29,000      2.04           1/24/2002         28,964

CXC Incorporated                                      40,000      2.06           1/11/2002         39,979
                                                      50,000      2.07           2/22/2002         49,872

Centric Capital Corp.                                 17,500      2.02           2/20/2002         17,457

Clipper Receivables Corp.                             40,000      1.79           1/15/2002         39,974
                                                      35,000      2.02           1/17/2002         34,971

Comision Federal de Electricidad                      57,000      2.12           2/25/2002         56,844

Corporate Asset Funding Co., Inc.                     25,000      1.86           1/28/2002         24,966
                                                      50,000      1.86           1/31/2002         49,925
                                                      50,000      2.07           2/21/2002         49,874


Merrill Lynch Ready Assets Trust, December 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                        (in Thousands)

                                                      Face       Interest       Maturity
Issue                                                Amount       Rate*           Date            Value
Commercial Paper (continued)

Corporate Receivables Corp.                         $ 20,000      1.78 %         1/03/2002      $  19,999

Edison Asset Securitization, LLC                      40,000      2.00           1/09/2002         39,984
                                                      50,000      2.06           1/18/2002         49,956
                                                      20,000      1.79           1/23/2002         19,979
                                                      30,000      1.80           3/20/2002         29,881

Enterprise Funding Corp.                              14,989      2.05           2/01/2002         14,965
                                                      24,853      2.08           2/25/2002         24,785

Eureka Securitization Inc.                            14,974      1.85           2/13/2002         14,942
                                                      25,000      1.85           2/14/2002         24,945

FCAR Owner Trust                                      40,000      1.85           2/06/2002         39,928

Falcon Asset Securitization                           20,000      1.95           1/10/2002         19,991
                                                      20,000      2.07           1/15/2002         19,985
                                                      50,000      2.05           1/16/2002         49,960
                                                      40,000      1.90           1/24/2002         39,954
                                                      36,000      1.78           1/28/2002         35,954

Formosa Plastics Corporation, USA                     10,000      2.05           2/20/2002          9,975
                                                      19,000      2.07           2/25/2002         18,948

Forrestal Funding Master Trust                        23,152      1.99           1/16/2002         23,134

GE Capital International Funding, Inc.                50,000      2.06           2/21/2002         49,874
                                                      30,000      1.83           3/22/2002         29,878
                                                      35,000      1.83           3/25/2002         34,853
                                                      40,000      1.83           3/26/2002         39,830

Gannett Company Inc.                                  18,000      1.85           1/30/2002         17,974

General Electric Financial Assurance                  30,000      1.84           3/26/2002         29,872
Holdings Inc.                                         40,000      1.84           3/27/2002         39,828

Greyhawk Funding, LLC                                 60,000      1.81           1/22/2002         59,940
                                                      20,000      2.06           2/25/2002         19,945
                                                      30,000      1.81           3/13/2002         29,892

Halifax PLC                                           20,000      1.83           3/12/2002         19,928

International Lease Finance Corporation               29,000      2.15           1/30/2002         28,956

Intrepid Funding Master Trust                         20,000      2.08           1/22/2002         19,977

Kitty Hawk Funding Corp.                              30,232      2.10           1/10/2002         30,219
                                                      10,047      1.96           2/08/2002         10,028

Mont Blanc Capital Corp.                              40,000      2.05           1/24/2002         39,950
                                                      50,000      1.92           2/05/2002         49,910
                                                      36,000      1.79           2/12/2002         35,927

Newport Funding Corp.                                 30,000      2.10           1/28/2002         29,957


                                                      Face       Interest       Maturity
Issue                                                Amount       Rate*           Date            Value
Commercial Paper (concluded)

Nordea North America Inc.                           $ 35,000      2.00 %         1/09/2002      $  34,986
                                                      25,000      2.05           1/22/2002         24,972
                                                      35,000      2.05           1/25/2002         34,954

Old Line Funding Corp.                                30,000      2.00           1/02/2002         30,000
                                                      25,000      2.03           1/04/2002         24,997
                                                      39,000      2.04           1/09/2002         38,985
                                                      22,000      2.10           1/16/2002         21,982
                                                      23,712      2.05           1/24/2002         23,682

Park Avenue Receivables Corp.                          8,377      2.05           1/15/2002          8,371

Preferred Receivables Funding Corp.                   30,000      2.10           1/14/2002         29,979
                                                      40,000      1.86           2/07/2002         39,926

Rio Tinto America Inc.                                20,000      2.02           1/03/2002         19,999

SBC Communications Inc.                               20,000      4.25           6/05/2002         19,843

San Paolo IMI US Financial Company                    20,000      2.47           3/06/2002         19,935

Santander Central Hispano Finance                     15,000      3.60           1/10/2002         14,994
(Delaware), Inc.                                      21,500      1.97           5/30/2002         21,338



Spintab AB                                            22,000      1.79           3/11/2002         21,923
                                                      31,000      1.80           3/12/2002         30,890
                                                      11,000      1.79           3/14/2002         10,960
                                                      30,000      1.80           3/18/2002         29,884
                                                       6,000      1.85           3/18/2002          5,977

Tulip Funding Corporation                             35,000      2.60           1/07/2002         34,991
                                                      40,000      2.08           1/23/2002         39,949

Variable Funding Capital Corp.                        30,000      1.95           1/03/2002         29,998

Windmill Funding Corp.                                25,000      2.22           1/08/2002         24,992
                                                      35,586      2.08           1/10/2002         35,570
                                                      25,000      1.81           1/22/2002         24,975
                                                      29,500      2.05           1/23/2002         29,465

Total Commercial Paper (Cost--$2,660,173)                                                       2,660,247


Corporate Notes--7.7%

American Honda Finance Corp.                          25,000      2.025++        8/14/2002         25,001

Associates Corp. of North America                     16,000      1.94++         6/26/2002         16,000


Merrill Lynch Ready Assets Trust, December 31, 2001


SCHEDULE OF INVESTMENTS (continued)                                                        (in Thousands)

                                                      Face       Interest       Maturity
Issue                                                Amount       Rate*           Date            Value
Corporate Notes (concluded)

The CIT Group Holdings, Inc.                        $ 50,000      2.09++%        9/13/2002      $  50,063

DaimlerChrysler Auto 2001-D                           20,816      2.21++        11/06/2002         20,806

Ford Motor Credit Company                            100,000      1.94++         1/07/2002        100,000

Goldman Sachs Group, Inc.                             16,000      2.05++         1/14/2003         16,000

Household Finance Corp.                               30,000      1.966++        1/17/2003         30,000

Morgan Stanley, Dean Witter & Co.                     20,000      1.956++        1/16/2003         20,000

National Rural Utilities Cooperative                  34,000      1.95++         8/09/2002         34,002
Finance Corp.                                          9,700      2.206++       12/02/2002          9,709

Strategic Money Market Trust 2001-H                   25,300      1.903++        9/24/2002         25,295

Toyota Motor Credit Corp.                             99,500      1.901++       12/24/2002         99,500

Wal-Mart Stores, Inc.                                 15,000      5.45           6/01/2002         15,199

Total Corporate Notes (Cost--$461,475)                                                            461,575


Funding Agreements--3.7%

Jackson National Life Insurance Co.                   80,000      2.224++        5/01/2002         80,000

Metropolitan Life Insurance Company                   50,000      2.214++        4/01/2002         50,000

Monumental Life Insurance Company                     20,000      2.289++        5/17/2002         20,000

New York Life Insurance Company                       35,000      1.99++         5/31/2002         35,000
                                                      20,000      2.244++       10/22/2002         20,000

Pacific Life Insurance Co.                            20,000      2.224++        2/01/2002         20,000

Total Funding Agreements (Cost--$225,000)                                                         225,000


Promissory Notes--2.1%

Goldman Sachs Group, Inc.                            125,000      1.905++        1/17/2002        125,000

Total Promissory Notes (Cost--$125,000)                                                           125,000


                                                      Face       Interest       Maturity
Issue                                                Amount       Rate*           Date            Value
US Government, Agency & Instrumentality
Obligations--Discount--4.8%

Fannie Mae                                          $ 20,000      2.30 %         1/03/2002      $  19,999
                                                      30,000      4.54           2/08/2002         29,949
                                                      22,000      1.74           3/28/2002         21,912
                                                      40,000      4.30           4/05/2002         39,820
                                                      15,000      4.05           4/11/2002         14,928

Federal Farm Credit Bank                              10,000      4.58           2/04/2002          9,984
                                                      12,000      4.84           2/04/2002         11,981

Federal Home Loan Bank                                10,000      4.79           1/14/2002          9,994
                                                      10,000      3.33           3/15/2002          9,966
                                                      10,000      4.03           4/12/2002          9,952
                                                      10,000      3.48           7/26/2002          9,897
                                                      23,000      1.90           8/30/2002         22,715
                                                       6,070      2.07          11/26/2002          5,956

Freddie Mac                                           25,000      4.77           1/31/2002         24,964
                                                      25,000      2.24           2/15/2002         24,951

Student Loan Marketing Association                    20,000      4.23           3/18/2002         19,930


Total US Government, Agency & Instrumentality Obligations--Discount (Cost--$285,992)              286,898


US Government, Agency & Instrumentality
Obligations--Non-Discount--19.8%

Fannie Mae                                            25,000      2.262++        4/19/2002         25,000
                                                      40,000      1.789++        7/23/2002         39,997
                                                      44,000      1.986++       12/05/2002         43,988
                                                      25,000      1.53++        12/06/2002         24,993
                                                      30,000      1.545++       12/18/2002         30,005
                                                      30,000      1.733++       12/23/2002         29,987
                                                      15,000      5.51           1/22/2003         15,028
                                                      50,000      1.78++         2/03/2003         50,000
                                                      20,000      5.00           2/14/2003         20,573
                                                      60,000      1.558++        2/19/2003         59,978
                                                      10,000      4.625          5/15/2003         10,267
                                                      90,000      1.949++        6/09/2003         89,932
                                                      37,000      1.75++         6/16/2003         36,988

Federal Home Loan Bank                                15,000      4.50           4/04/2002         15,089
                                                      43,000      6.875          7/18/2002         44,104
                                                      35,000      1.818++        8/20/2002         34,999
                                                      60,000      1.743++        8/23/2002         60,003
                                                      10,000      6.375         11/15/2002         10,358


Merrill Lynch Ready Assets Trust, December 31, 2001


SCHEDULE OF INVESTMENTS (concluded)                                                        (in Thousands)

                                                      Face       Interest       Maturity
Issue                                                Amount       Rate*           Date            Value
US Government, Agency & Instrumentality
Obligations--Non-Discount (continued)

Federal Home Loan Bank (concluded)                  $ 25,000      1.73++%       12/12/2002      $  24,991
                                                      20,000      5.25           1/10/2003         20,325
                                                      15,000      5.45           1/10/2003         15,009
                                                      30,000      5.125          1/13/2003         30,853
                                                      25,000      1.813++        2/20/2003         24,997
                                                      50,000      1.959++        3/06/2003         49,970
                                                      60,000      1.53++         3/12/2003         59,958
                                                      45,000      1.70++         6/17/2003         44,940
                                                      15,000      4.50           7/07/2003         15,362

Freddie Mac                                           15,000      5.50           5/15/2002         15,186
                                                      25,000      5.65           1/10/2003         25,018
                                                      15,000      4.75           3/15/2003         15,402

Student Loan Marketing Association                    40,000      2.252++        2/28/2002         40,013
                                                      20,000      2.222++        3/11/2002         19,998
                                                      20,000      2.222++        3/18/2002         19,998
                                                      25,000      2.252++        4/25/2002         24,997
                                                      35,000      2.232++       12/06/2002         34,994


                                                      Face       Interest       Maturity
Issue                                                Amount       Rate*           Date            Value
US Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

US Treasury Notes                                   $ 25,000      5.75 %        10/31/2002      $  25,781
                                                      30,000      5.125         12/31/2002         30,909
                                                       9,000      3.25          12/31/2003          9,034

Total US Government, Agency & Instrumentality Obligations--Non-Discount
(Cost--$1,186,070)                                                                              1,189,024


Repurchase Agreements**--0.1%

 Face
Amount                            Issue
$7,817         UBS Warburg LLC, purchased on 12/31/2001
               to yield 1.80% on 1/02/2002.                                                         7,817

Total Repurchase Agreements (Cost--$7,817)                                                          7,817


Total Investments (Cost--$5,938,582)--99.0%                                                     5,946,808
Other Assets Less Liabilities--1.0%                                                                57,147
                                                                                               ----------
Net Assets--100.0%                                                                             $6,003,955
                                                                                               ==========

*Commercial Paper and certain US Government, Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at December 31, 2001.
**Repurchase Agreements are fully collateralized by US Government &
Agency Obligations.
++Variable rate notes.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, December 31, 2001


FINANCIAL INFORMATION


Statement of Assets and Liabilities as of December 31, 2001
Assets:         Investments, at value (identified cost--$5,938,581,550*)                                 $ 5,946,807,528
                Cash                                                                                              36,454
                Receivables:
                   Beneficial interest sold                                           $    40,916,275
                   Securities sold                                                         35,000,000
                   Interest                                                                31,354,783        107,271,058
                                                                                      ---------------
                Prepaid registration fees and other assets                                                       230,167
                                                                                                         ---------------
                Total assets                                                                               6,054,345,207
                                                                                                         ---------------

Liabilities:    Payables:
                   Beneficial interest redeemed                                            44,981,461
                   Distributor                                                              2,183,307
                   Investment adviser                                                       1,825,546
                   Dividends to shareholders                                                      155         48,990,469
                                                                                      ---------------
                Accrued expenses and other liabilities                                                         1,399,669
                                                                                                         ---------------
                Total liabilities                                                                             50,390,138
                                                                                                         ---------------

Net Assets:     Net assets                                                                               $ 6,003,955,069
                                                                                                         ===============

Net Assets      Shares of beneficial interest, $.10 par value, unlimited number
Consist of:     of shares authorized                                                                    $    599,572,909
                Paid-in capital in excess of par                                                           5,396,156,182
                Unrealized appreciation on investments--net                                                    8,225,978
                                                                                                         ---------------
                Net Assets--Equivalent to $1.00 per share based on 5,995,729,091
                shares of beneficial interest outstanding                                                $ 6,003,955,069
                                                                                                         ===============

*Cost for Federal income tax purposes. As of December 31, 2001, net unrealized appreciation for Federal income tax purposes amounted to $8,225,978, of which $8,455,135 related to appreciated securities and $229,157 related to depreciated securities.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, December 31, 2001


FINANCIAL INFORMATION (continued)

Statement of Operations

                                                                                                      For the Year Ended
                                                                                                       December 31, 2001
Investment      Interest and amortization of premium and discount earned                                 $   274,805,031
Income:

Expenses:       Investment advisory fees                                              $    22,389,811
                Transfer agent fees                                                         7,845,798
                Distribution fees                                                           7,350,371
                Accounting services                                                           685,978
                Registration fees                                                             226,699
                Custodian fees                                                                184,577
                Professional fees                                                              99,274
                Printing and shareholder reports                                               69,781
                Trustees' fees and expenses                                                    67,932
                Pricing services                                                               18,327
                Other                                                                          58,876
                                                                                      ---------------
                Total expenses                                                                                38,997,424
                                                                                                         ---------------
                Investment income--net                                                                       235,807,607
                                                                                                         ---------------

Realized &      Realized gain on investments--net                                                              1,168,974
Unrealized      Change in unrealized appreciation on investments--net                                          7,984,221
Gain on                                                                                                  ---------------
Investments     Net Increase in Net Assets Resulting from Operations                                     $   244,960,802
--Net:                                                                                                   ===============

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, December 31, 2001


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                                   For the
                                                                                                  Year Ended
                                                                                                 December 31,
Increase (Decrease) in Net Assets:                                                         2001               2000
Operations:     Investment income--net                                                 $  235,807,607    $   358,558,133
                Realized gain (loss) on investments--net                                    1,168,974          (119,959)
                Change in unrealized appreciation/depreciation on
                investments--net                                                            7,984,221          4,886,887
                                                                                      ---------------    ---------------
                Net increase in net assets resulting from operations                      244,960,802        363,325,061
                                                                                      ---------------    ---------------

Dividends &     Investment income--net                                                  (235,807,607)      (358,438,174)
Distributions   Realized gain on investments--net                                         (1,168,974)                 --
to                                                                                    ---------------    ---------------
Shareholders:   Net decrease in net assets resulting from dividends and
                distributions to shareholders                                           (236,976,581)      (358,438,174)
                                                                                      ---------------    ---------------

Beneficial      Net proceeds from sale of shares                                        8,469,358,221     10,602,132,030
Interest        Value of shares issued to shareholders in reinvestment of
Transactions:   dividends and distributions                                               237,068,954        357,217,778
                                                                                      ---------------    ---------------
                                                                                        8,706,427,175     10,959,349,808
                Cost of shares redeemed                                               (8,556,236,305)   (11,350,403,172)
                                                                                      ---------------    ---------------
                Net increase (decrease) in net assets derived from
                beneficial interest transactions                                          150,190,870      (391,053,364)
                                                                                      ---------------    ---------------

Net Assets:     Total increase (decrease) in net assets                                   158,175,091      (386,166,477)
                Beginning of year                                                       5,845,779,978      6,231,946,455
                                                                                      ---------------    ---------------
                End of year                                                           $ 6,003,955,069    $ 5,845,779,978
                                                                                      ===============    ===============

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, December 31, 2001


FINANCIAL INFORMATION (concluded)

Financial Highlights


The following per share data and ratios
have been derived from information
provided in the financial statements.
                                                                          For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                      2001         2000          1999         1998         1997
Per Share       Net asset value, beginning of year       $     1.00   $     1.00   $     1.00   $     1.00    $     1.00
Operating                                                ----------   ----------   ----------   ----------    ----------
Performance:    Investment income--net                        .0381        .0582        .0464        .0497         .0503
                Realized and unrealized gain
                (loss) on investments--net                    .0015        .0008      (.0007)        .0003         .0001
                                                         ----------   ----------   ----------   ----------    ----------
                Total from investment operations              .0396        .0590        .0457        .0500         .0504
                                                         ----------   ----------   ----------   ----------    ----------
                Less dividends and distributions:
                   Investment income--net                   (.0381)      (.0582)      (.0464)      (.0497)       (.0503)
                   Realized gain on investments--net        (.0002)           --         --++      (.0002)          --++
                                                         ----------   ----------   ----------   ----------    ----------
                Total dividends and distributions           (.0383)      (.0582)      (.0464)      (.0499)       (.0503)
                                                         ----------   ----------   ----------   ----------    ----------
                Net asset value, end of year             $     1.00   $     1.00   $     1.00   $     1.00    $     1.00
                                                         ==========   ==========   ==========   ==========    ==========
                Total investment return                       3.81%        6.00%        4.74%        5.11%         5.16%
                                                         ==========   ==========   ==========   ==========    ==========

Ratios to       Expenses                                       .63%         .63%         .64%         .65%          .65%
Average                                                  ==========   ==========   ==========   ==========    ==========
Net Assets:     Investment income and realized gain
                on investments--net                           3.82%        5.80%        4.64%        5.01%         5.03%
                                                         ==========   ==========   ==========   ==========    ==========

Supplemental    Net assets, end of year                  $6,003,955   $5,845,780   $6,231,946   $7,173,713    $6,946,667
Data:           (in thousands)                           ==========   ==========   ==========   ==========    ==========


++Amount is less than $.0001 per share.

See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust, December 31, 2001


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:                   Rate

Not exceeding $500 million                                     .500%
In excess of $500 million but not exceeding $1 billion         .400%
In excess of $1 billion but not exceeding $5 billion           .350%
In excess of $5 billion but not exceeding $10 billion          .325%
In excess of $10 billion but not exceeding $15 billion         .300%
In excess of $15 billion but not exceeding $20 billion         .275%
In excess of $20 billion                                       .250%



Merrill Lynch Ready Assets Trust, December 31, 2001


NOTES TO FINANCIAL STATEMENTS (concluded)


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of .125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Prior to January 1, 2001, MLIM provided accounting services to the Trust at its cost and the Trust reimbursed MLIM for these services. MLIM continues to provide certain accounting services to the Trust. The Trust reimburses MLIM at its cost for such services. For the year ended December 31, 2001, the Trust reimbursed MLIM an aggregate of $64,058 for the above-described services. The Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Trust. The Trust pays a fee for these services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FDS, MLPF&S, PSI, FAMD, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended December 31, 2001 and December 31, 2000 was as follows:


                                    12/31/2001       12/31/2000

Distributions paid from:
  Ordinary income                 $236,976,581     $358,438,174
                                  ------------     ------------
Total taxable distributions       $236,976,581     $358,438,174
                                  ============     ============



As of December 31, 2001, the components of accumulated earnings
(losses) on a tax basis were as follows:


Undistributed ordinary income--net                           --
Undistributed long-term capital gains--net                   --
                                                   ------------
Total undistributed earnings--net                            --
                                                   ------------
Capital loss carryforward                                    --
Unrealized gains (losses)--net                     $  8,225,978
                                                   ------------
Total accumulated earnings (losses)--net           $  8,225,978
                                                   ============



Merrill Lynch Ready Assets Trust, December 31, 2001


INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets Trust as of December 31, 2001, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Ready Assets Trust as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 8, 2002



Merrill Lynch Ready Assets Trust, December 31, 2001

OFFICERS AND TRUSTEES

                                                                                                  Number of
                                                                                                  Portfolios    Other
                                                                                                   in Fund    Director-
                        Position(s)      Length                                                    Complex      ships
                            Held        of Time                                                  Overseen by   Held by
Name, Address & Age      with Fund       Served     Principal Occupation(s) During Past 5 Years    Trustee     Trustee
Interested Trustee

Terry K. Glenn*           President    President/   Chairman Americas Region since 2001, and         196        None
800 Scudders Mill Road    and          Trustee      Executive Vice President since 1983 of
Plainsboro, NJ 08536      Trustee      since        Fund Asset Management ("FAM") and Merrill
Age: 61                                1997         Lynch Investment Managers L.P. ("MLIM");
                                                    President of Merrill Lynch Mutual Funds
                                                    since 1999; President of FAM Distributors,
                                                    Inc. ("FAMD")since 1986 and Director thereof
                                                    since 1991; Executive Vice President and
                                                    Director of Princeton Services, Inc.
                                                    ("Princeton Services") since 1993; President
                                                    of Princeton Administrator, L.P. since 1988;
                                                    Director of Financial Data Services, Inc.,
                                                    since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Trustee's term is unlimited.



                                                                                                Number of
                                                                                                Portfolios    Other
                                                                                                 in Fund    Director-
                        Position(s)      Length                                                  Complex      ships
                            Held        of Time                                                Overseen by   Held by
Name, Address & Age      with Fund      Served*     Principal Occupation(s) During Past 5 Years   Trustee     Trustee
Independent Trustees

M. Colyer Crum            Trustee      1978 to      James R. Williston Professor of Investment       51     Cambridge
104 Westcliff Road                     present      Management Emeritus, Harvard Business                   Bancorp
Weston, MA 02493                                    School since 1996.
Age: 69

Laurie Simon Hodrick      Trustee      1999 to      Professor of Finance and Economics,              51     Junior
809 Uris Hall                          present      Graduate School of Business, Columbia                   League
3022 Broadway                                       University since 1998; Associate Professor              of Central
New York, NY 10027                                  of Finance and Economics, Graduate School               Westchester
Age: 39                                             of Business, Columbia University from
                                                    1996 to 1998.

Stephen B. Swensrud       Trustee      1983 to      Chairman, Fernwood Advisors since 1996.          90     Dana
88 Broad Street                        present                                                              Farber
2nd Floor                                                                                                   Cancer
Boston, MA 02110                                                                                            Institute;
Age: 68                                                                                                     Federation
                                                                                                            For
                                                                                                            American
                                                                                                            Immigration
                                                                                                            Reform

J. Thomas Touchton        Trustee      1977 to      Managing Partner of the Witt Touchton            51     Tampa Bay
One Tampa City Center                  present      Company since 1972.                                     History
Suite 3405                                                                                                  Center
201 North Franklin Street
Tampa, FL 33062
Age: 63



Merrill Lynch Ready Assets Trust, December 31, 2001


OFFICIAL AND TRUSTEES (concluded)


                                                                                                Number of
                                                                                                Portfolios    Other
                                                                                                 in Fund    Director-
                        Position(s)      Length                                                  Complex      ships
                            Held        of Time                                                Overseen by   Held by
Name, Address & Age      with Fund      Served*     Principal Occupation(s) During Past 5 Years   Trustee     Trustee
Independent Trustees (concluded)

Fred G. Weiss             Trustee      1999 to      Managing Director of FGW Associates              51     Watson
16450 Maddalena Place                  present      since 1997; Vice President, Planning                    Pharma-
Delray Beach, FL 33446                              Investment and Development of Warner                    ceuticals,
Age: 60                                             Lambert Co. from 1979 to 1997.                          Inc.; BTG
                                                                                                            Interna-
                                                                                                            tional PLC;
                                                                                                            Michael J.
                                                                                                            Fox
                                                                                                            Foundation
                                                                                                            for
                                                                                                            Parkinson's
                                                                                                            Research


*The Trustee's term is unlimited.


                        Position(s)      Length
                            Held        of Time
Name, Address & Age      with Fund       Served     Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke           Vice         Vice         First Vice President of FAM and MLIM since 1997 and the Treasurer
P.O. Box 9011             President    President    thereof since 1999; Senior Vice President and Treasurer of
Princeton, NJ 08543-9011  and          since        Princeton Services since 1999; Vice President of FAMD since 1999;
Age: 41                   Treasurer    1993 and     Vice President of FAM and MLIM from 1990 to 1997; Director of
                                       Treasurer    Taxation of MLIM since 1990.
                                       since 1999

Kevin J. McKenna          Senior       1998 to      First Vice President of the Manager since 1997; Vice President of
P.O. Box 9011             Vice         present      the Manager from 1985 to 1997.
Princeton, NJ 08543-9011  President
Age: 44

Donaldo S. Benito         Vice         1997 to      Vice President of the Manager since 1985.
P.O. Box 9011             President    present
Princeton, NJ 08543-9011  and
Age: 55                   Portfolio
                          Manager

Phillip S. Gillespie      Secretary    2000 to      First Vice President of MLIM since 2001; Director of MLIM from
P.O. Box 9011                          present      1999 to 2000; Vice President of MLIM in 1999; Attorney associated
Princeton, NJ 08543-9011                            with the Manager and FAM from 1998 to 1999; Assistant General
Age: 37                                             Counsel LGT Asset Management, Inc. from 1997 to 1998; Senior
                                                    Counsel and Attorney in the Division of Investment Management
                                                    and the Office of General Counsel at the US Securities and
                                                    Exchange Commission from 1993 to 1997.



Further information about the Fund's Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
The Bank of New York
100 Church Street, 12th Floor
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863